Leases - Total of Future Minimum Lease Payments and Their Present Value Under Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	¥ 33,192	¥ 10,317
Less: Future interest charges	(2,813)	(1,151)
Present value of finance lease commitments	30,379	9,166
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	8,478	2,567
Later than one year and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	19,392	4,664
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	¥ 5,322	¥ 3,086